Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss from continuing operations	$ (138,240)	$ (85,097)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment charges	5,159
Profit share receivable	11,643
Gain on debt extinguishment		(37,878)
Depreciation and amortization	29,086	29,113
Amortization of debt issuance costs	4,270	3,348
Losses on finance receivables and securitization debt, net	129,601	100,226
Losses on Warranties and GAP	8,020	7,110
Stock-based compensation expense	5,885	6,893
Provision to record finance receivables held for sale at lower of cost or fair value	(4,618)	20,566
Amortization of unearned discounts on finance receivables at fair value	(15,924)	(25,954)
Reorganization items	2,438
Other, net	(4,595)	(16,708)
Changes in operating assets and liabilities:
Originations of finance receivables, held for sale	(404,203)	(582,170)
Principal payments received on finance receivables, held for sale	186,799	105,858
Other	1,642	(1,606)
Interest receivable	417	(7,241)
Other assets	15,323	11,653
Other liabilities	(8,461)	(10,140)
Net cash used in operating activities from continuing operations	(175,758)	(482,027)
Net cash provided by (used in) operating activities from discontinued operations	78,721	(51,657)
Net cash used in operating activities	(97,037)	(533,684)
Investing activities
Purchases of finance receivables, held for investment at fair value		(3,392)
Principal payments received on finance receivables, held for investment at fair value	115,937	174,748
Consolidation of VIEs		11,409
Principal payments received on beneficial interests	2,433	5,193
Purchase of property and equipment	(3,487)	(2,624)
Net cash provided by investing activities from continuing operations	114,883	185,334
Net cash provided by (used in) investing activities from discontinued operations	17,692	(12,181)
Net cash provided by investing activities	132,575	173,153
Financing activities
Proceeds from borrowings under secured financing agreements, net of issuance costs	296,046	261,991
Principal repayment under secured financing agreements	(251,529)	(208,476)
Proceeds from financing of beneficial interests in securitizations	15,821	24,506
Principal repayments of financing of beneficial interests in securitizations	(13,428)	(8,698)
Proceeds from warehouse credit facilities	318,600	480,100
Repayments of warehouse credit facilities	(379,956)	(290,483)
Repurchases of convertible senior notes		(36,536)
Proceeds from the issuance of common stock in at-the-market offering, net of offering costs		2,399
Other financing activities	(364)	(1,653)
Net cash (used in) provided by financing activities from continuing operations	(14,810)	223,150
Net cash used in financing activities from discontinued operations	(151,178)	(125,810)
Net cash (used in) provided by financing activities	(165,988)	97,340
Net decrease in cash, cash equivalents and restricted cash	(130,450)	(263,191)
Cash, cash equivalents and restricted cash at the beginning of period	208,819	472,010
Cash, cash equivalents and restricted cash at the end of period	78,369	208,819
Supplemental disclosure of cash flow information:
Cash paid for interest	57,688	40,460
Cash paid for professional fees for services rendered in connection with the Chapter 11 proceedings	3,009
Cash paid for income taxes	(1,426)	5,363
Supplemental disclosure of non-cash investing and financing activities:
Finance receivables from consolidation of 2022-2 securitization transaction		180,706
Elimination of beneficial interest from the consolidation of 2022-2 securitization transaction		9,811
Securitization debt from consolidation of 2022-2 securitization transaction		186,386
Reclassification of finance receivables held for sale to finance receivables at fair value, net		$ 248,081